Deferred Tax	12 Months Ended
Dec. 31, 2024
Deferred Taxes [Abstract]
Deferred Tax	23 Deferred Tax

2024	At 1 January	Credited/ (expensed) to the income statement	Recognised on acquisition	Credited to other comprehensive income & equity	At 31 December
	$m	$m	$m	$m	$m
Acquired Intangibles	(1.1)	1.1	(4.9)	—	(4.9)
Compensation	0.1	1.6	—	—	1.7
Depreciation in excess of capital allowances	(1.8)	(0.8)	—	—	(2.6)
Lease accounting	1.8	0.4	—	—	2.2
Other short-term timing differences	6.2	(2.4)	—	—	3.8
Prepayments	—	—	—	—	—
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL	0.7	(0.1)	—	11.0	11.6
Share-based payments	11.8	5.8	—	12.8	30.4
Tax losses	—	—	—	—	—
	17.7	5.6	(4.9)	23.8	42.2

2023	At 1 January	Credited/ (expensed) to the income statement	Recognised on acquisition	Credited to other comprehensive income & equity	At 31 December
	$m	$m	$m	$m	$m
Acquired Intangibles	0.5	0.2	(1.8)	—	(1.1)
Compensation	1.9	(1.8)	—	—	0.1
Depreciation in excess of capital allowances	(3.0)	1.2	—	—	(1.8)
Lease accounting	0.3	1.5	—	—	1.8
Other short-term timing differences	2.4	3.6	0.2	—	6.2
Prepayments	(0.2)	0.2	—	—	—
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL	(0.3)	(0.1)	—	1.1	0.7
Share-based payments	4.7	5.1	(0.4)	2.4	11.8
Tax losses	1.2	(1.2)	—	—	—
	7.5	8.7	(2.0)	3.5	17.7

	2024	2023
	$m	$m
Deferred tax asset	46.7	21.4
Deferred tax liability	(4.5)	(3.7)
31 December	42.2	17.7
Business Combinations
The recognition of Marex’s deferred tax assets is dependent on the availability of sufficient taxable profits when the timing differences reverse. The acquisitions of Pinnacle Fuel LLC, Dropet and ILS
Brokers Limited (2024) in addition to Cowen, OTCex, GMN, Eagle and ED&F acquisitions (2023) have not changed the probability of the availability of sufficient future taxable profits and therefore the probability of realising any pre-acquisition deferred tax assets has not changed. As such, no additional disclosure is made.
Offset
Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to do
so. Deferred tax balances have been measured using the tax rates that are expected to apply when the asset is realised or the liability is settled based upon the tax rates that have been enacted or substantially enacted by the balance sheet date.
Unrecognised deferred tax assets
The Group has unrecognised deferred tax assets in respect of the following:
•Tax losses of $34.3m (2023: $27.5m) relate to losses with no expiry date. The increase in these unrecognised losses compared to the prior period is primarily driven by tax losses incurred during the year in Australia and losses acquired in Hong Kong. These assets are not recognised on the basis of insufficient evidence concerning profits being available against which deferred tax assets could be utilised.